PACIFIC GLOBAL FUND, INC.

D/B/A PACIFIC ADVISORS FUND INC.

SUPPLEMENT DATED JANUARY 4, 2010

TO THE PROSPECTUS DATED MAY 1, 2009

This Supplement updates information contained in the Prospectus for Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc. (the “Company”), dated May 1, 2009.  Please keep this Supplement together with your Prospectus for future reference.

The following replaces in its entirety the information appearing under the heading “INVESTMENT MANAGER” on pages 36-37 of the prospectus:

Investment Manager

Pacific Global Investment Management Company (“PGIMC”) is the manager of the Funds. As such, under the supervision of the Board of Directors, it supervises, advises and manages the day-to-day investment operations of each Fund. PGIMC:

•                  is solely responsible for the investment activities of the Funds;

•                  is responsible for managing the Company’s operations and business affairs and supervising our administrative services agent; and

•                  is ultimately responsible for all the Funds.

PGIMC began operations on December 17, 1991. As of December 31, 2008, PGIMC had $362.8 million assets under management. PGIMC is located at 101 North Brand Boulevard, Suite 1950, Glendale, CA 91203.

George A. Henning. Mr. Henning is the portfolio manager of the Small Cap Fund.  He also serves as ~~a portfolio manager with respect to the equity securities portion of the Balanced Fund and is~~ the lead portfolio manager of the Multi-Cap Value Fund.  As the lead manager, Mr. Henning generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings.  The degree to which Mr. Henning may perform these functions, and the nature of these functions, may change from time to time.

Mr. Henning is Chairman of the Company and Chairman, principal stockholder and President of PGIMC.  He also serves as the Chairman of Pacific Global Fund Distributors, Inc. (“PGFD”), and Pacific Global Investor Services, Inc. (“PGIS”), our transfer, dividend disbursing, and administrative services agent.  He has been associated with these firms since 1991.

Thomas H. Hanson. Mr. Hanson is the portfolio manager of ~~the Government Securities Fund, the Income and Equity Fund and~~ the Growth Fund.  He is also a portfolio manager of the Government Securities Fund.  Mr. Hanson and Ms. Jingjing Yan are jointly and primarily responsible and share equal responsibility for the day-to-day management of the Fund.  He also serves as the lead portfolio manager of the Income and Equity Fund and the Balanced Fund.  As the lead manager, Mr. Hanson generally has final authority over all aspects of these Funds’ investment portfolios, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings.  The degree to which Mr. Hanson may perform these functions, and the nature of these functions, may change from time to time.

Mr. Hanson is Vice President of the Company and serves as Executive Vice President and Director of PGIMC, President and Director of PGFD, and Vice President and Director of PGIS. He has been associated with these firms since 1991.  He is also owner, Director, Chairman, and President of TriVest Global Management, Inc., and Chairman, President, and Chief Executive Officer of TriVest Capital Management, Inc. He has been associated with these firms since 1993.

(continued on reverse)

Samuel C. Coquillard. Mr. Coquillard is a portfolio manager of the Multi-Cap Value Fund.  He also serves as a portfolio manager with respect to the equity securities portion of the Balanced Fund.

Mr. Coquillard is an Executive Vice President of PGIMC. He has been associated with this firm since 2006. From 2003 to 2006, Mr. Coquillard was a Senior Vice President of Chelsea Management Company, an investment advisory firm. From 2000 to 2003, Mr. Coquillard was a First Vice President of Merrill Lynch.

Jingjing Yan, CFA.  Ms. Yan is a portfolio manager of the Government Securities Fund.  Ms. Yan and Mr. Hanson are jointly and primarily responsible and share equal responsibility for the day-to-day management of the Fund.  The degree to which Ms. Yan may perform these functions, and the nature of these functions, may change from time to time.  She is also a portfolio manager of the Income and Equity Fund.

Ms. Yan is Assistant Treasurer of the Company and serves as Treasurer of PGIMC, PGFD, and PGIS.  She has been associated with these firms since 2001.

Charles Suh, CFA.  Mr. Suh is a portfolio manager of the Income and Equity Fund.  He also serves as a portfolio manager with respect to the equity securities portion of the Balanced Fund.

Mr. Suh is an Equity Research Analyst of PGIMC.  He has been associated with this firm since 2007.  From 2005 to 2007, Mr. Suh was an Associate Analyst of Key Banc Capital Markets.  From 2001 to 2004, Mr. Suh was an Investment Specialist of Lord Abbett & Company.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.

PACIFIC GLOBAL FUND, INC.

D/B/A PACIFIC ADVISORS FUND INC.

SUPPLEMENT DATED JANUARY 4, 2010

TO STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2009

This Supplement updates information contained in the Statement of Additional Information for Pacific Global Fund Inc. d/b/a Pacific Advisors Fund Inc. (the “Company”), dated May 1, 2009.  Please keep this Supplement together with your Prospectus and Statement of Additional Information for future reference.

Page 18 — Insert the following at the end of the section headed “Other Accounts Managed.”

Jingjing Yan, CFA, is a portfolio manager of the Government Securities Fund and the Income and Equity Fund.  The following table provides information about these accounts as of November 30, 2009:

Type of Accounts	Number of Accounts Managed		Total Assets in the Accounts	Total assets in the accounts with respect to which the advisory fee is based on the performance of that account
Registered investment companies	2	*	$13,230,869	$0
Other accounts	0		$0	$0

*Ms. Yan began managing these accounts on January 4, 2010.

Charles Suh, CFA, a portfolio manager of the Income and Equity Fund and a portfolio manager with respect to the equity portion the Balanced Fund, is jointly and primarily responsible with Mr. Henning for the management of 8 other accounts.  The following table provides information about these accounts as of November 30, 2009:

Type of Accounts	Number of Accounts Managed		Total Assets in the Accounts	Total assets in the accounts with respect to which the advisory fee is based on the performance of that account
Registered investment companies	2	*	$37,018,154	$0
Other accounts	8		$2,988,226	$0

*Mr. Suh began managing these accounts on January 4, 2010.

Page 19 — Insert the following at the end of the section headed “Compensation.”

For the fiscal year-to-date through November 30, 2009, Ms. Yan received a fixed cash salary from the Fund’s Manager for services rendered.

For the fiscal year-to-date through November 30, 2009, Mr. Suh received a fixed cash salary from the Fund’s Manager for services rendered including portfolio management services provided to the other investment accounts described above.  Mr. Suh also received a varying portion of the advisory fees paid by the other investment accounts.  Fees paid by the other investment accounts were based on the value of assets held in each account.

Page 19 — Insert the following at the end of the table under the section headed “Ownership of Securities.”  The following table provides information about Ms. Yan and Mr. Suh’s ownership of the Funds as of November 30, 2009.

	Government Securities Fund	Income and Equity Fund	Balanced Fund	Growth Fund	Multi-Cap Value Fund	Small Cap Fund	Total
Jingjing Yan	None	None	$1 - $10,000	None	$1 - $10,000	$10,001- $50,000	$10,001- $50,000
Charles Suh	$1 - $10,000	$1 - $10,000	$1 - $10,000	$1 - $10,000	$1 - $10,000	$10,001- $50,000	$10,001- $50,000